Leases (Details 4) $ in Thousands	12 Months Ended
Mar. 31, 2022 USD ($)
Leases [Abstract]
Total lease liabilities	$ 133
Cash payment for amount included in the measurement of lease liabilities	$ 136
Weighted average remaining lease term (years)	14 years 6 months
Weighted average discount rate	4.05%